Schedule of Valuation Activity for Warrants Accounted for Derivative Liability (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Strome Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Carrying value beginning period	$ 704,707	$ 1,036,687	$ 1,036,687	$ 587,971
Change in valuation of warrant derivative liabilities	(339,924)	63,160	(331,980)	448,716
Carrying value at end of the period	364,783	1,099,847	704,707	1,036,687
Carrying amount at end of year	364,783	1,099,847	704,707	1,036,687
B. Riley Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Carrying value beginning period	443,188	607,513	607,513	358,050
Change in valuation of warrant derivative liabilities	(156,888)	71,750	(164,325)	249,463
Carrying value at end of the period	286,300	679,263	443,188	607,513
Carrying amount at end of year	286,300	679,263	443,188	607,513
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Carrying value beginning period	1,147,895	1,644,200	1,644,200	1,364,235
Change in valuation of warrant derivative liabilities	(496,812)	134,910	(496,305)	1,015,151
Carrying value at end of the period	651,083	1,779,110	1,147,895	1,644,200
Carrying amount at end of year	$ 651,083	1,779,110	1,147,895	1,644,200
Level Two Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Carrying value beginning period				418,214
Change in valuation of warrant derivative liabilities				316,972
Carrying value at end of the period
Carrying amount at end of year
Exercise of warrants during the year				$ 735,186